FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Foreign Currency Forward Contracts (Details) - Foreign currency forward contracts - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Assets	$ 0	$ 307
Liabilities	$ 21	$ 74